Accounting pronouncements recently adopted - Leases (Details) - CAD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities	$ 21,509,000
Current portion of operating lease liabilities	3,799,000
Non-current portion of operating lease liabilities	17,710,000
Operating lease right-of-use assets	21,841,000
Less: current portion of leases	29,206,000
Finance lease obligations (capital lease obligations as at December 31, 2018)	47,072,000
Reclassification from current capital lease obligations	$ 29,206,000		$ 32,250,000
Reclassification from non-current capital lease obligations			$ 54,318,000
Topic 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities		$ 17,410,000
Current portion of operating lease liabilities		3,407,000
Non-current portion of operating lease liabilities		14,003,000
Operating lease right-of-use assets		16,021,000
Deferred lease inducements		1,389,000
Less: current portion of leases		32,250,000
Finance lease obligations (capital lease obligations as at December 31, 2018)		54,318,000
Reclassification from current capital lease obligations		(32,250)
Reclassification from non-current capital lease obligations		$ (54,318,000)